Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Summary of Short-Term Borrowings
Short-term borrowings at December 31 consisted of the following:

(Dollars in Millions)	2021	2020
Federal funds purchased	$628	$777
Securities sold under agreements to repurchase	1,575	1,430
Commercial paper	6,026	6,007
Other short-term borrowings	3,567	3,552

Total	$11,796	$11,766